Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Condensed Statement of Financial Position (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets	$ 71,365	$ 88,441
Non-current assets	496,216	511,287
Total assets	567,581	599,728
Current liabilities	112,179	82,004
Non-current liabilities	244,984	320,999
Total liabilities	357,163	403,003
Total net assets	210,418	196,725
Associates [member]
Disclosure of associates [line items]
Current assets	21,527	21,651
Non-current assets	32,071	41,085
Total assets	53,598	62,736
Current liabilities	10,863	11,612
Non-current liabilities	17,730	22,436
Total liabilities	28,593	34,048
Total net assets	$ 25,005	$ 28,688